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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Linden Advisors LP
Address: 590 Madison Ave
         15th Floor
         New York, NY 10022

13F File Number: 28-10783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Craig Jarvis
Title: Chief Financial Officer
Phone: 646-840-3500

Signature, Place and Date of Signing:

   /S/ Craig Jarvis      New York, New York     May 13, 2013
----------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $911,846

List of Other Included Managers:

No.  13F File Number     Name

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                           FORM 13F INFORMATION TABLE

                           Title                                                                 Voting       Voting     Voting
                            of              Value     Shares /       Put  Investment  Other     Authority   Authority   Authority
Name of Issuer             Class   Cusip   (x$1000)  Principal  Type Call Discretion Managers     Sole        Shared       None
-------------------------- ----- --------- -------- ----------- ---- ---- ---------- -------- ------------- --------- -------------
BANK OF AMERICA CORP       COM   060505104    1,842     151,300 SH   CALL SOLE
CITIGROUP INC              COM   172967424    4,424     100,000 SH   CALL SOLE
DELL INC                   COM   24702R101   52,141   3,638,600 SH   CALL SOLE
SPDR GOLD TRUST            COM   78463V107   30,890     200,000 SH   CALL SOLE
MORGAN STANLEY             COM   617446448    6,594     300,000 SH   CALL SOLE
MICRON TECH INC            COM   595112103   19,270   1,930,800 SH   CALL SOLE
S&P 500 DEPOSITORY RECEIPT COM   78462F103   46,965     300,000 SH   CALL SOLE
S&P 500 DEPOSITORY RECEIPT COM   78462F103   93,930     600,000 SH   PUT  SOLE
IPATH S&P 500 VIX S/T FU
 ETN                       COM   06740C188    4,056     200,000 SH   CALL SOLE
IPATH S&P 500 VIX S/T FU
 ETN                       COM   06740C188   10,140     500,000 SH   PUT  SOLE
AMEX FINANCIAL SELECT SPDR
 IDX                       ETF   81369Y605   13,908     764,600 SH   CALL SOLE
ARCHER DANIELS .875%
 15FEB14                   SDBCV 039483AW2   21,229  20,990,000 PRN       SOLE                14,334,000.00            6,656,000.00
AMERICAN INTL GRP          COM   026874784    3,882     100,000 SH        SOLE                    80,243.00               19,757.00
ATLANTICUS HOLDINGS CORP   COM   04914Y102      291      79,300 SH        SOLE                    79,300.00
SALESFORCE.COM INC         COM   79466L302    6,729      37,630 SH        SOLE                    37,630.00
EMC CORP 1.75% 1DEC2013    SDBCV 268648AM4   13,438   9,000,000 PRN       SOLE                 2,452,000.00            6,548,000.00
FORESTAR GROUP INC
 3.75%1MAR20               SDBCV 346232AB7   26,179  22,447,000 PRN       SOLE                18,454,000.00            3,993,000.00
GENERAL MOTORS-CW19        RT    37045V126    4,798     406,013 SH        SOLE                   306,774.00               99,239.00
HOME INNS HTL 2% 15DEC15   SDBCV 43713WAB3    1,336   1,500,000 PRN       SOLE                 1,027,000.00              473,000.00
ALERE INC 3% 31DEC49 SER B
 PFD                       CVPFD 01449J204  101,733     445,467 SH        SOLE                   351,183.00               94,284.00
JAGUAR MINING 5.5%
 31MAR16 A                 SDBCV 47009MAJ2    2,095   5,840,000 PRN       SOLE                 4,529,000.00            1,311,000.00
MOLYCORP INC               COM   608753109   10,275   1,976,014 SH        SOLE                 1,574,896.00              401,118.00
MOLYCORP INC 5.5% 1FEB18   SDBCV 608753AH2   26,090  28,490,000 PRN       SOLE                21,477,000.00            7,013,000.00
MGIC INVESTMENT CO 2%
 1APR20                    SDBCV 552848AE3   26,649  26,000,000 PRN       SOLE                21,315,000.00            4,685,000.00
NATL RETL PROP 5.125%
 15JUN28                   SDBCV 637417AC0   46,551  33,109,000 PRN       SOLE                26,038,000.00            7,071,000.00
OMNICOM GROUP 0% 31JUL2032 SDBCV 681919AV8    6,195   5,500,000 PRN       SOLE                 3,365,000.00            2,135,000.00
PDL BIO PHARMA 3.75%
 01MAY15                   SDBCV 69329YAC8   22,634  18,750,000 PRN       SOLE                14,088,000.00            4,662,000.00
RADIAN GROUP CV 2.25%
 01MAR19                   SDBCV 750236AN1  122,761 101,571,000 PRN       SOLE                83,879,000.00           17,692,000.00
REDWOOD TRUST 4.625%
 15APR18                   SDBCV 758075AB1   22,669  20,515,000 PRN       SOLE                16,769,000.00            3,746,000.00
SPRINT NEXTEL CORP         COM   852061100    6,159     991,700 SH        SOLE                   931,500.00               60,200.00
SUNPOWER CORP 4.5% 15MAR15 SDBCV 867652AE9    1,006   1,000,000 PRN       SOLE                   699,000.00              301,000.00
STERLITE INDUSTRIE
 4%30OCT14                 SDBCV 859737AB4   43,557  44,356,000 PRN       SOLE                39,008,000.00            5,348,000.00
STARWOOD PROPERTY 4.55%
 1MAR18                    SDBCV 85571BAA3   51,866  47,100,000 PRN       SOLE                38,272,000.00            8,828,000.00
SYMANTEC CORP CV 1%
 15JUN13                   SDBCV 871503AF5      322     250,000 PRN       SOLE                   169,000.00               81,000.00

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
MOLSON COORS CV 2.5%
 30JUL13                   SDBCV 60871RAA8   16,004  15,500,000 PRN       SOLE                 6,330,000.00            9,170,000.00
VECTOR GROUP LTD FRN
 15JAN19                   SDBCV 92240MAY4   11,650  10,000,000 PRN       SOLE                 8,044,000.00            1,956,000.00
VECTOR GROUP FRN 15JUN2026 SDBCV 92240MAL2   22,071  20,748,000 PRN       SOLE                15,744,000.00            5,004,000.00
XILINX INC                 COM   983919101    3,970     104,000 SH        SOLE                    82,940.00               21,060.00
AMER CONS STAPLES SPDR IDX ETF   81369Y308    5,547     139,500 SH        SOLE                   122,652.00               16,848.00
                                 TOTAL      911,846